Long-term Incentive Plan - Summary of Long-term Incentive Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of long-term incentive plan [abstract]
Opening balance	$ 53.0	$ 56.6
Charge to income statement	55.8	29.0	$ 28.5
Salares Norte project costs capitalised	2.3	1.7
Payments	(32.0)	(32.4)
Translation adjustment	(0.2)	(1.9)
Balance at end of the year	78.9	53.0	$ 56.6
Current portion of long-term incentive plan	(38.4)	(30.6)
Non-current portion of long-term incentive plan	$ 40.5	$ 22.4
Maturity term	3 years